UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA New Jersey Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA New Jersey Municipal Money Fund


Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
New Jersey - 97.5%      $   7,220    ABN AMRO Munitops Certificates Trust, New Jersey, GO, Refunding, VRDN,
                                     Series 2004-17, 3.54% due 7/15/2011 (d)(e)                                       $     7,220

                            9,995    ABN AMRO Munitops Certificates Trust, New Jersey, Revenue Bonds, VRDN,
                                     Series 2005-46, 3.54% due 7/01/2013 (b)(e)                                             9,995

                            3,000    Bergen County, New Jersey, Vocational and Technical School District, GO, RAN,
                                     3.80% due 2/02/2006                                                                    3,002

                            3,695    Bordentown Township, New Jersey, GO, BAN, 4% due 11/02/2006                            3,719

                           20,850    Burlington County, New Jersey, GO, BAN, Series D, 4% due 9/14/2006                    21,003

                           24,025    Camden County, New Jersey, Improvement Authority Revenue Bonds (Harvest
                                     Village Senior Redevelopment Project), VRDN, Series A, 4.42% due 7/01/2029 (e)        24,025

                           13,900    Camden County, New Jersey, Improvement Authority Revenue Bonds (Parkview
                                     Redevelopment Housing Project), VRDN, AMT, 3.42% due 7/01/2026 (e)                    13,900

                            2,190    Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN,
                                     3.43% due 9/01/2026 (e)                                                                2,190

                            3,325    Deptford Township, New Jersey, GO, BAN, 3.75% due 7/21/2006                            3,343

                           19,970    Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 3.55% due
                                     2/15/2007 (e)                                                                         19,970

                            8,425    Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                                     Refunding Bonds, VRDN, Series 2003-0041, Class A, 3.55% due 1/01/2030 (a)(e)           8,425

                           20,000    East Brunswick Township, New Jersey, BAN, 3% due 1/06/2006                            20,003

                           16,000    East Brunswick Township, New Jersey, GO, BAN, 4.25% due 1/05/2007                     16,141

                           15,000    Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation,
                                     Revenue Refunding Bonds, FLOATS, VRDN, Series RR, 3.41% due 1/19/2017 (c)(e)          15,000

                            5,200    Howell Township, New Jersey, GO, BAN, Series C, 4% due 9/19/2006                       5,237

                           10,000    Howell Township, New Jersey, GO, TAN, 4% due 3/13/2006                                10,025

                           51,430    Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 3.53% due
                                     12/01/2021 (d)(e)                                                                     51,430


Portfolio Abbreviations


To simplify the listings of CMA New Jersey Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
ARCS      Auction Rate Certificates
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
MERLOTS   Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS   Puttable Tax Exempt Receipts
RAN       Revenue Anticipation Notes
ROCS      Reset Option Certificates
S/F       Single-Family
TAN       Tax Anticipation Notes
TOCS      Tender Option Certificates
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes


CMA New Jersey Municipal Money Fund


Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
New Jersey              $  16,000    Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential
(concluded)                          Purpose Pooled Government), VRDN, 3.33% due 7/15/2026 (e)                        $    16,000

                            2,566    Leonia, New Jersey, GO, BAN, 3.85% due 7/07/2006                                       2,581

                            1,870    Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc.
                                     Project), VRDN, 3.58% due 12/01/2018 (e)                                               1,870

                           15,185    Middlesex County, New Jersey, Improvement Authority, GO (Woodbridge Township
                                     Guaranteed Project Notes), 4.50% due 11/13/2006                                       15,351

                            5,725    Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2001-174,
                                     Class A, 3.53% due 2/26/2015 (e)                                                       5,725

                            8,410    New Brunswick, New Jersey, GO, BAN, 4% due 7/12/2006                                   8,466

                           25,300    New Jersey EDA, AMT, CP, 3.34% due 2/08/2006                                          25,300

                           15,000    New Jersey EDA, AMT, CP, 3.17% due 2/09/2006                                          15,000

                            7,595    New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN, AMT, 3.58% due
                                     12/01/2026 (e)                                                                         7,595

                            3,825    New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series A, 3.73%
                                     due 11/01/2026 (e)                                                                     3,825

                            1,910    New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series B, 3.73%
                                     due 11/01/2011 (e)                                                                     1,910

                           22,800    New Jersey EDA, EDR, Refunding (Airis Newark LLC Project), ARCS, VRDN, AMT,
                                     3.35% due 1/01/2019 (a)(e)                                                            22,800

                            9,100    New Jersey EDA, EDR, Refunding (Diocese of Metuchen Project), VRDN,
                                     3.52% due 9/01/2030 (e)                                                                9,100

                            4,400    New Jersey EDA, EDR, Refunding (Jewish Community Foundation Metro West),
                                     VRDN, 3.53% due 12/01/2018 (e)                                                         4,400

                            7,445    New Jersey EDA, EDR (Wyckoff Family YMCA Inc. Project), VRDN, 3.50% due
                                     10/01/2023 (e)                                                                         7,445

                            6,100    New Jersey EDA, First Mortgage Revenue Bonds (Lion's Gate Project), VRDN,
                                     Series C, 3.47% due 1/01/2020 (e)                                                      6,100

                           39,000    New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                                     VRDN, AMT, Series A, 3.55% due 6/01/2026 (a)(e)                                       39,000

                            1,900    New Jersey EDA, Revenue Bonds (Accurate Box Co. Inc. Project), VRDN, AMT, 3.58%
                                     due 11/01/2009 (e)                                                                     1,900

                            1,820    New Jersey EDA, Revenue Bonds (The Arc of Somerset County Inc.), VRDN, 3.58%
                                     due 7/01/2020 (e)                                                                      1,820

                            4,030    New Jersey EDA, Revenue Bonds (Cozzoli Enterprises LLC Project), VRDN, AMT,
                                     3.56% due 3/01/2022 (e)                                                                4,030

                            2,670    New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN, 3.58% due 4/01/2029 (e)     2,670

                            1,895    New Jersey EDA, Revenue Bonds (Jewish Family Service), VRDN, 3.58% due
                                     2/01/2022 (e)                                                                          1,895

                            8,055    New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series A-41, 3.53% due
                                     6/15/2022 (b)(e)                                                                       8,055

                           21,985    New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series B-02, 3.53% due
                                     6/15/2020 (d)(e)                                                                      21,985

                            3,690    New Jersey EDA, Revenue Bonds (Ocean County YMCA Inc. Project), VRDN, 3.58%
                                     due 9/01/2021 (e)                                                                      3,690

                            4,915    New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series B, 3.51% due
                                     12/01/2032 (e)                                                                         4,915

                            3,375    New Jersey EDA, Revenue Bonds, ROCS, VRDN, Series II-R-203, 3.55% due
                                     6/15/2021 (a)(e)                                                                       3,375

                            2,000    New Jersey EDA, Revenue Bonds, ROCS, VRDN, Series II-R-311, 3.57% due
                                     6/15/2012 (b)(e)                                                                       2,000

                            3,260    New Jersey EDA, Revenue Bonds (Urban League Project), VRDN, 3.58% due 8/01/2019 (e)    3,260

                            2,835    New Jersey EDA, Revenue Bonds (YMCA of Montclair Project), VRDN, 3.68% due
                                     6/01/2022 (e)                                                                          2,835

                            4,445    New Jersey EDA, Revenue Refunding Bonds, DRIVERS, VRDN, Series 697, 3.55% due
                                     6/15/2013 (b)(e)                                                                       4,445

                           10,120    New Jersey EDA, Revenue Refunding Bonds, FLOATS, VRDN, Series 1162, 3.54% due
                                     9/01/2026 (a)(e)                                                                      10,120

                            4,400    New Jersey EDA, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-331, 3.55% due
                                     12/15/2015 (b)(e)                                                                      4,400

                           10,000    New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN,
                                     AMT, 3.53% due 7/01/2030 (e)                                                          10,000

                            2,600    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New
                                     Jersey Inc. Project), VRDN, AMT, Series C, 3.48% due 11/01/2025 (a)(e)                 2,600

                            2,133    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New
                                     Jersey Inc. Project), VRDN, Series A, 3.46% due 11/01/2026 (a)(e)                      2,132

                            5,990    New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Beth Israel
                                     Hospital Association), VRDN, Series A-2, 3.51% due 7/01/2014 (e)                       5,990

                            5,766    New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                     Series 702, 3.55%due 7/01/2014 (d)(e)                                                  5,766

                            9,680    New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                     Series 943, 3.55% due 7/01/2024 (b)(e)                                                 9,680

                           11,925    New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                     Series 1157, 3.54% due 7/01/2025 (b)(e)                                               11,925

                            2,925    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Wiley Mission
                                     Project), VRDN, 3.38% due 7/01/2029 (e)                                                2,925

                            2,835    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds,
                                     FLOATS, VRDN, Series 1163, 3.56% due 7/01/2018 (e)(h)                                  2,835

                            7,500    New Jersey State Educational Facilities Authority Revenue Bonds, ROCS, VRDN,
                                     Series II-R-464, 3.56% due 7/01/2034 (b)(d)(e)                                         7,500

                            8,620    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Centenary College), VRDN, Series A, 3.51% due 10/01/2033 (e)                          8,620

                            5,000    New Jersey State, GO, Refunding, FLOATS, VRDN, Series 1196, 3.54% due
                                     7/15/2014 (a)(b)(e)                                                                    5,000

                           14,930    New Jersey State Highway Authority, Garden State Parkway General Revenue
                                     Refunding Bonds, PUTTERS, VRDN, Series 247, 3.55% due 1/01/2013 (b)(e)(f)             14,930

                           25,000    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                     VRDN, AMT, Series Q, 3.50% due 4/01/2032 (e)                                          25,000

                            5,000    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                     VRDN, AMT, Series R, 3.50% due 4/01/2038 (e)                                           5,000

                           13,820    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                                     Refunding Bonds, VRDN, Series N, 3.52% due 10/01/2017 (e)                             13,820

                           15,000    New Jersey State, TRAN, Series A, 4% due 6/23/2006                                    15,076

                            2,675    New Jersey State Transit Corporation, COP, ROCS, VRDN, Series II-R-3045, 3.55%
                                     due 9/15/2021 (b)(e)                                                                   2,675

                            5,750    New Jersey State Transit Corporation, COP, ROCS, VRDN, Series 15, 0.99% due
                                     9/15/2009 (a)(e)(g)                                                                    5,750

                           33,580    New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS,
                                     VRDN, Series 775D, 3.54% due 12/15/2016 (e)                                           33,580

                            7,405    New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS,
                                     VRDN, Series 963-D, 3.54% due 6/15/2025 (b)(e)                                         7,405

                            6,115    New Jersey State Transportation Trust Fund Authority Revenue Bonds, MERLOTS,
                                     VRDN, Series A13, 3.53% due 6/15/2020 (d)(e)                                           6,115

                           16,555    New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS,
                                     VRDN, Series 332, 3.55% due 12/15/2015 (a)(e)                                         16,555

                            7,060    New Jersey State Transportation Trust Fund Authority Revenue Bonds, ROCS, VRDN,
                                     Series II-R-4040, 3.55% due 6/15/2022 (c)(e)                                           7,060

                            3,845    New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                     FLOATS, VRDN, Series 1102, 3.54% due 12/15/2017 (c)(e)                                 3,845

                            2,995    New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                     FLOATS, VRDN, Series 1117, 3.54% due 12/15/2016 (c)(e)                                 2,995

                           16,160    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, GO, Refunding,
                                     ROCS, VRDN, Series II-R-4032, 3.55% due 1/01/2021 (c)(e)                              16,160

                            5,000    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                     3.55% due 1/01/2024 (c)(e)                                                             5,000

                           20,000    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                     3.55% due 1/01/2024 (c)(e)                                                            20,000

                            3,775    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, TOCS,
                                     VRDN, Series K, 3.54% due 12/31/2012 (c)(e)                                            3,775

                            5,425    North Bergen Township, New Jersey, Municipal Utilities Authority, Sewer Revenue
                                     Subordinated Project Notes, 3.50% due 2/06/2006                                        5,431

                            3,328    North Plainfield, New Jersey, GO, BAN, 3.75% due 6/27/2006                             3,345

                            3,000    Northfield, New Jersey, GO, BAN, 4.50% due 12/15/2006                                  3,029

                           20,000    Passaic County, New Jersey, GO, Refunding, BAN, 3.75% due 6/09/2006                   20,077

                            3,150    Passaic County, New Jersey, Utilities Authority, Solid Waste System, Revenue
                                     Refunding Bonds, Series A, 3.25% due 2/27/2006                                         3,154

                           15,000    Passaic, New Jersey, GO, BAN, 4% due 6/14/2006                                        15,050

                           14,640    Port Authority of New York and New Jersey, CP, 3.10% due 2/08/2006                    14,640

                            1,760    Port Authority of New York and New Jersey, PUTTERS, VRDN, AMT, Series 1089,
                                     3.58% due 9/01/2013 (e)(i)                                                             1,760

                           80,800    Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                     Bonds (Versatile Structure Obligation), VRDN, AMT, Series 1R, 3.52% due
                                     8/01/2028 (e)                                                                         80,800

                           40,900    Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                     Bonds (Versatile Structure Obligation), VRDN, AMT, Series 4, 3.25% due
                                     4/01/2024 (e)                                                                         40,900

                            8,500    Port Authority of New York and New Jersey, Special Obligation Revenue
                                     Refunding Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.49%
                                     due 12/01/2017 (e)                                                                     8,500

                            9,950    Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                     Bonds (Versatile Structure Obligation), VRDN, Series 3, 3.45% due 6/01/2020 (e)        9,950

                            1,640    Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                     Bonds (Versatile Structure Obligation), VRDN, Series 5, 3.45% due 8/01/2024 (e)        1,640

                            7,300    Salem County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                                     Bonds (E.I. du Pont de Nemours), VRDN, 3.15% due 3/01/2012 (e)                         7,300

                            2,693    South Bound Brook, New Jersey, GO, BAN, 4.25% due 9/22/2006                            2,716

                            5,940    University of Medicine and Dentistry, New Jersey, COP, ROCS, VRDN, Series
                                     II-R-6510, 3.55% due 6/15/2024 (d)(e)                                                  5,940

                            3,600    West Deptford Township, New Jersey, TAN, 3.75% due 2/28/2006                           3,606

                            8,595    Woodbridge Township, New Jersey, GO, BAN, 3.75% due 7/07/2006                          8,643


Puerto Rico - 3.0%         11,700    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                      11,700

                            9,415    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       9,415

                            5,000    Puerto Rico Government Development Bank, CP, 3.60% due 1/05/2006                       5,000

                            5,385    Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 3.53% due
                                     8/01/2027 (a)(e)                                                                       5,385

                                     Total Investments (Cost - $1,056,186*) - 100.5%                                    1,056,186
                                     Liabilities in Excess of Other Assets - (0.5%)                                       (5,776)
                                                                                                                     ------------
                                     Net Assets - 100.0%                                                             $  1,050,410
                                                                                                                     ============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) Escrowed to maturity.

(g) Prerefunded.

(h) Radian Insured.

(i) CIFG Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006